UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

13047 Pebblebrook Drive

Houston, Texas 77079

(Address of principal executive offices)

(Zip code)

Bill Cross

13047 Pebblebrook Drive

Houston, Texas 77079

(Name and address of agent for service)

Registrant's telephone number, including area code: 713-463-9019

Date of fiscal year end: April 30

Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Pebblebrook Fund

October 31, 2004

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Pebblebrook Fund

		Schedule of Investments
		October 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Accident & Health Insurance
150	Aon Corp.	$3,062	0.52%

Crude Petroleum & Natural Gas
100	Burlington Resources, Inc.	4,150	0.71%

Electric Services
400	Duke Energy Co.	9,812	1.68%

Electronic & Other Electrical Equipment
200	Emerson Electric Co.	12,810
200	General Electric Co.	6,824
		19,634	3.36%

Federal & Federally-Sponsored
100	Federal Home Loan Mortgage Corp.	6,660
50	Student Loan Corp.	7,325
		13,985	2.39%

Finance Services
200	First Data Corp.	8,256	1.41%

Fire, Marine & Casualty Insurance
100	Allstate Corp.	4,809
100	American International Group, Inc.	6,071
		10,880	1.86%

Gold And Silver Ores
100	Barrick Gold Corp.	2,251	0.38%

Grain Mill Products
200	General Mills, Inc.	8,850	1.51%

Heating Equip, Except Electrical
50	Fortune Brands, Inc.	3,641	0.62%

Hospital & Medical Service Plans
100	UnitedHealth Group	7,240	1.24%

Industrial Inorganic Chemicals
400	Praxair, Inc.	16,880	2.89%

Investment Advice
100	Alliance Capital Management Holding LP.	3,800
100	Franklin Resources, Inc.	6,062
		9,862	1.69%

Life Insurance
100	HCA, Inc.	3,673	0.63%

Measuring And Controling Devices
150	Thermo Electron Corp. *	4,350	0.74%

Metal Mining
300	BHP Billiton Ltd. ADR	6,201	1.06%

Miscellaneous Publishing
125	ProQuest Co. *	3,257	0.56%

Motor Vehicles and Passenger Car Bodies
100	General Motors, Corp.	3,855	0.66%

National Commercial Banks
400	Bank Of America Corp.	17,916
275	Citigroup, Inc.	12,202
100	MBNA Corp.	2,563
100	Mellon Financial Markets, LLC.	2,890
100	North Fork Bancorp	4,410
100	Wells Fargo & Co.	5,972
		45,953	7.86%

Natural Gas Transmisison
75	Kinder Morgan, Inc.	4,828	0.83%

Newspapers: Publishing Or Public
100	Gannett Co.	8,295	1.42%

Offices Of Holding Companies
6	Berkshire Hathaway Class B *	16,824	2.88%

Opeators Of Nonresidential Buildings
50	Forest City Enteprises Class A	2,748	0.47%

Orthopedic, Prosthetic & Surgical
50	Zimmer Holdings, Inc. *	3,880	0.66%

Paper Mills
325	Kimberly-Clark Corp.	19,392	3.32%

Petroleum Refining
100	British Petroleum Co. PLC. ADR	5,825
200	ConocoPhillips	16,862
400	Exxon Mobil Corp.	19,688
		42,375	7.25%

Pharmaceutical Preparations
200	Bristol Myers Squibb Co.	4,686
250	Johnson & Johnson	14,595
125	Lilly, Eli & Co.	6,864
100	Merck & Co. Inc.	3,131
		29,276	5.01%

Public Bldg & Related Furniture
100	Johnson Controls, Inc.	5,735	0.98%

Radiotelephone Communications
200	Nextel Communications, Inc. A *	5,298	0.91%

Railroads, Line-Haul Operating
100	Burlington Northern Santa Fe	4,181	0.71%

Real Estate Agents & Managers
200	Cendant Corp.	4,118	0.70%

Savings Institution, Federally
200	Washington Mutual Bank	7,742
100	Golden West Financial Corp.	11,692
		19,434	3.32%

Search, Detection, Navagation,
80	Northrup Grumman	4,140	0.71%

Security & Commodity Brokers
50	Chicago Mercantile Exchange Holdings, Inc. A	8,787	1.50%

Services-Consumer Credit Reports
200	Equifax, Inc.	5,230
100	Moody's Corp.	7,781
		13,011	2.22%

Services-General Medical
500	Tenet Healthcare Corp. *	5,360	0.92%

Services-Prepackaged Software
100	Microsoft Corp.	2,797	0.48%

State Commercial Banks
100	State Street Corp.	4,505	0.77%

Surgical & Medical Instruments
100	Baxter, Inc.	3,076	0.53%

Telephone Communications
400	SBC Communications, Inc.	10,104	1.73%

Title Insurance
110	Fidelity National Financial, Inc.	4,151	0.71%

Wholesale-Groceries, General
100	Performance Food Group *	2,326	0.40%

TOTAL COMMON STOCK (COST $373,377)		$410,433	70.18%

MUTUAL FUNDS
125	Ishares Russell Midcap Index Funds	7,686	1.31%

TOTAL MUTUAL FUNDS (COST $7,540)		$7,686	1.31%

REAL ESTATE INVESTMENT TRUSTS
50	Alexandria Real Estate Equities, Inc.	3,303
100	Equity Office Properties Trust	2,812
200	John Wiley Class A	6,490
100	Public Storage, Inc.	5,225
50	Streettracks Series Trust	8,697
		26,527	4.54%

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $22,802)		$26,527	4.54%

UNIT INVESTMENT TRUSTS
60	Streettracks DJ US L/C Value	7,660	1.31%

TOTAL UNIT INVESTMENT TRUSTS (COST $7,645)		$7,660	1.31%

CASH EQUIVALENTS
132,329	First American Treasury Obligation Fund Cl S 1.07% **	132,329	22.63%

	TOTAL INVESTMENTS (Cost $543,694)	$584,635	99.97%

	Other Assets in Excess of Liabilities	$164	0.03%

	Net Assets	$584,799	100.00%

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Assets and Liabilities
October 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 584,635
(Cost - $543,694)
Cash	50
Receivables:
Dividends and Interest	807
Total Assets	585,492
Liabilities
Advisory Fees Payable	693
Total Liabilities	693
Net Assets	$ 584,799
Net Assets Consist of:
Capital Paid In	542,675
Accumulated Undistributed Net Investment Income	1,183
Accumulated Realized Gain (Loss) on Investments - Net
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	40,941
Net Assets, for 26,404 Shares Outstanding
(1,000,000 shares authorized, $.01 par value)	$ 584,799

Net Asset Value and Redemption Price
Per Share ($584,799/26,404 shares)	$ 22.15

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Operations
For the six months ended October 31, 2004 (Unaudited)

Investment Income:
Dividends	$ 4,940
Interest	410
Total Investment Income	5,350
Expenses: (Note 3)
Management Fees	4,168
Total Expenses	4,168

Net Investment Income	1,182

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	-
Change in Unrealized Appreciation (Depreciation) on Investments	15,297
Net Realized and Unrealized Gain (Loss) on Investments	15,297

Net Increase (Decrease) in Net Assets from Operations	$ 16,479

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Changes in Net Assets
	(Unaudited)
	5/1/2004	6/23/2003 **
	to	to
	10/31/2004	4/30/2004
From Operations:
Net Investment Income (Loss)	$ 1,182	$ 606
Net Realized Gain (Loss) on Investments	0	941
Change in Net Unrealized Appreciation (Depreciation)	15,297	25,644
Increase (Decrease) in Net Assets from Operations	16,479	27,191
From Distributions to Shareholders:
Net Investment Income	(303)	(302)
Net Realized Gain from Security Transactions	(720)	(221)
Net Change in Net Assets from Distributions	(1,023)	(523)

From Capital Share Transactions:
Proceeds From Sale of Shares	50,816	292,801
Shares Issued on Reinvestment of Dividends	1,023	523
Cost of Shares Redeemed	(10,860)	(4,412)
Net Increase (Decrease) from Shareholder Activity	40,979	288,912

Net Increase (Decrease) in Net Assets	56,435	315,580

Net Assets at Beginning of Period	528,364	212,784
Net Assets at End of Period (including accumulated
undistributed net investment income of $1,183)	$ 584,799	$ 528,364

Share Transactions:
Issued	2,352	14,044
Reinvested	47	24
Redeemed	(500)	(202)
Net increase (decrease) in shares	1,899	13,866
Shares outstanding beginning of period	24,505	10,639
Shares outstanding end of period	26,404	24,505

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	5/1/2004	6/23/2003 **
	to	to
	10/31/2004	4/30/2004
Net Asset Value -
Beginning of Period	$ 21.56	$ 20.00
Net Investment Income/(Loss)	0.05	0.03
Net Gains or Losses on Securities
(realized and unrealized)	0.59	1.55
Total from Investment Operations	0.64	1.58

Distributions (From Net Investment Income)	(0.01)	(0.02)
Distributions (From Capital Gains)	(0.03)	(0.01)
Total Distributions	(0.04)	(0.03)

Net Asset Value -
End of Period	$ 22.15	$ 21.56
Total Return (a)	2.92%	7.93%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	585	528

Ratio of Expenses to Average Net Assets *	1.50%	1.50%
Ratio of Net Income to Average Net Assets *	0.43%	0.18%

Portfolio Turnover Rate *	0.00%	21.32%

* Annualized
** Commencement of operations.
(a) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the financial statements.

PEBBLEBROOK FUND, INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2004 (UNAUDITED)

1.)

ORGANIZATION

The Pebblebrook Fund, Inc. (the ”Fund”) was organized as a non-diversified mutual fund on May 21, 2003 and commenced operations on June 23, 2003.  The Fund is an open-end investment company established under the laws of Texas by Articles of Incorporation dated January 30, 2003. The Pebblebrook Fund is a value fund seeking capital appreciation. Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, President`s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser`s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors, and investments in fixed income securities with a maturity of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the date transactions are entered into (the trade date).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

The Fund intends to comply with requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Cross Investment Management, LLC. (“the Adviser”).  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of the average daily net assets of the fund for investment adviser services. As a result of the above calculation, for the six months ended October 31, 2004, the Adviser received management fees totaling $4,168.

Cross Investment Management, LLC pays all operating expenses of the Fund with the exception of taxes, interest, brokerage commissions and extraordinary expenses.

4.)

RELATED PARTY TRANSACTIONS

Control persons of Cross Investment Management, LLC. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.  The Fund has entered into agreements with Mutual Shareholder Services (“MSS”) for the fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Fund.  Fees paid to MSS are paid by the Adviser.

5.)

CAPITAL STOCK

The authorized capitalization of the Fund consists of 1,000,000 shares of common stock of $0.01 par value per share. Paid in capital at October 31, 2004 was $542,675 representing 26,404 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,200 and $0 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at October 31, 2004 was $543,694.

At April 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
52,791	(11,850)	40,941

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, Bill Cross, in aggregate, owned more than 45% of the Pebblebrook Fund.

9.)

 DISTRIBUTIONS TO SHAREHOLDERS

On August 23, 2004 a distribution of $.04 per share was declared.  The dividend was paid on August 23, 2004, to shareholders of record on August 22, 2004.

The tax character of distributions paid during the period ended April 30, 2004 were as follows:

Distributions from:
Ordinary Income	$303
Short-Term Capital Gain	720
Long-Term Capital Gain	0
$1,023

As of October 31, 2004 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$ 1,183
Undistributed Long-term capital gain/ (accumulated losses)	0
Unrealized appreciation/ (depreciation)	40,941
$42,124

There were no differences between book basis and tax-basis unrealized appreciation (depreciation).

Expense Example

As a shareholder of the Pebblebrook Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2004	October 31, 2004	May 1,2004 to October 31,2004

Actual	$1,000.00	$1,029.22	$7.67
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board of Directors

Bill Cross

Deanna Sullivan
Curt Frisby

Investment Adviser

Cross Investment Management, LLC

13047 Pebblebrook Drive

Houston, TX 77079

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd. Suite C

Brecksville, OH 44141

Custodian

U.S. Bank , NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy Ltd.

826 Westpoint Parkway, Suite 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Pebblebrook Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 29, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date January 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date January 6, 2005

* Print the name and title of each signing officer under his or her signature.